Asset Retirement Obligation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 4,800	$ 4,374	$ 4,374	$ 5,832
Accretion expense	100	$ 100	374	422
Reduction in asset retirement obligation			37	(1,880)
Ending balance	$ 4,900		$ 4,800	$ 4,374